UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period: 2/29/12

Item 1.  Reports to Stockholders.

HUNDREDFOLD FUNDS

SEMI-ANNUAL REPORT

February 29, 2012

Hundredfold Select Alternative Fund

Service Class (SFHYX)

Hundredfold Select Global Fund

Service Class (SFGPX)

Hundredfold Select Equity Fund

Service Class (SFEOX)

1-855-582-8006

www.HundredfoldSelect.com

Hundredfold Select Alternative Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2012

The Fund's performance figures* for the six months ending February 29, 2012, compared to its benchmarks:
		Average Annual Total Return
	Six				Since
	Months	1 Year	3 Year	5 Year	Inception **
Hundredfold Select Alternative Fund	7.32%	6.07%	17.40%	6.82%	6.21%
Barclays Capital U.S Aggregate Bond Index ***	2.73%	8.37%	7.52%	6.36%	5.51%
S&P 500 Total Return Index ****	13.31%	5.12%	25.56%	1.58%	5.00%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-582-8006.

** Inception date is September 1, 2004

*** The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

**** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  Investors cannot invest directly in an index.

Top Holdings			% of Net Assets
Mutual Funds			87.5%
Other Cash & Cash Equivalents			12.5%
Total			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Hundredfold Select Global Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2012

The Fund's performance figures* for the six months ending February 29, 2012, compared to its benchmarks:
		Average Annual Total Return
	Six				Since
	Months	1 Year	3 Year	5 Year	Inception **
Hundredfold Select Global Fund	(3.60)%	(12.36)%	6.95%	(1.96)%	4.31%
MSCI The World Index Price (USD) ***	7.22%	(3.92)%	20.04%	(2.72)%	3.10%
S&P 500 Total Return Index ****	13.31%	5.12%	25.56%	1.58%	5.07%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-582-8006.

** Inception date is September 27, 2004
*** MSCI The World Index Price (USD) is an unmanaged index which represents over 1,600 world stocks. Investors cannot invest directly in an index or benchmark.

**** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  Investors cannot invest directly in an index.

Top Holdings			% of Net Assets
Exchange Traded Funds			84.6%
Other Cash & Cash Equivalents			15.4%
Total			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Hundredfold Select Equity Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2012

The Fund's performance figures* for the six months ending February 29, 2012, compared to its benchmarks:
		Average Annual Total Return
	Six				Since
	Months	1 Year	3 Year	5 Year	Inception **
Hundredfold Select Equity Fund	(3.38)%	(13.39)%	9.39%	(0.27)%	2.00%
S&P 500 Total Return Index ***	13.31%	5.12%	25.56%	1.58%	4.82%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-582-8006.

** Inception date is October 11, 2004

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Top Holdings			% of Net Assets
Exchange Traded Funds			27.2%
Software			5.6%
Computers			5.5%
Semiconductors			2.5%
Internet			1.7%
Telecommunictions			1.0%
Auto Manufacturers			0.6%
Electronics			0.5%
Machinery-Constuction & Mining			0.4%
Other Cash & Cash Equivalents			55.0%
Total Exposure			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Hundredfold Select Alternative Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares			Value	Shares		Value
		MUTUAL FUNDS - 87.5%			SHORT-TERM INVESTMENTS - 5.8%
		ASSET ALLOCATION FUND - 16.6%			MONEY MARKET FUND - 5.8%
443,321		Merger Fund	$ 6,973,445	5,207,114	Fidelity Institutional Money Market Funds - Government Portfolio 0.00% +
715,426		RiverNorth/DoubleLine Strategic Income Fund	7,826,762			$ 5,207,114
			14,800,207		TOTAL SHORT-TERM INVESTMENTS (Cost - $5,207,114)
		DEBT FUND - 70.9%				5,207,114
552,128		DoubleLine Total Return Bond Fund	6,172,791
749,891		Hartford Floating Rate Fund	6,606,544		TOTAL INVESTMENTS - 93.3% (Cost - $81,348,248) ^
448,029		MainStay High Yield Municipal Bond Fund	5,013,441			$ 83,504,437
272,215		Nuveen High Yield Municipal Bond Fund	4,317,326		OTHER ASSETS LESS LIABILITIES - 6.7%	6,012,706
2,259,399		PIMCO High Yield Fund	21,102,785		NET ASSETS - 100.0%	$ 89,517,143
2,737,413		SEI Institutional Managed Trust - High Yield Bond Fd	20,284,229
			63,497,116

		TOTAL MUTUAL FUNDS (Cost - $76,141,134)	78,297,323

	+	Variable rate security; the rate shown represents the rate at February 29, 2012.
	^

Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

					Unrealized Appreciation:	$ 2,196,149
					Unrealized Depreciation:	(39,960)
					Net Unrealized Appreciation:	$ 2,156,189

See accompanying notes to financial statements.

Hundredfold Select Alternative Fund
Long Equity Swap Contracts

Reference Entity	Number of Contracts	Notional Amount	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation/ Deperciation
iShares iBoxx $ High Yield Corporate Bond Fund	68,000	$ 6,205,476	1-Mth USD_LIBOR plus 30 bps	11/7/2012	CS	$ 58,913
SPDR Barclays Capital High Yield Fund	155,000	6,161,004	1-Mth USD_LIBOR plus 30 bps	11/7/2012	CS	52,494
iShares JP Morgan Emerging Markets Bond Fund	39,000	4,390,168	1-Mth USD_LIBOR plus 30 bps	11/7/2012	CS	28,399
PowerShare Buyback Achievers Fund	102,000	2,892,720	1-Mth USD_LIBOR plus 30 bps	11/7/2012	CS	19,515
iShares S&P US Perferred Stock Index	91,000	3,336,369	1-Mth USD_LIBOR plus 30 bps	11/7/2012	CS	220,735
Totals		$ 22,985,737				$ 380,056

Credit Default Swap Contracts

Reference Entity		Notional Amount	Interest Rate Receive	Maturity Date	Counterparty	Unrealized Appreciation/ Deperciation
CDX.NA.HY -17 5 -Yr Index		$ 4,268,000	5.00%	12/20/2016	CS	$ (5,299)
		$ 4,268,000				$ (5,299)

CS- Credit Suisse Capital, LLC
(1)			Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of contracts plus a specified spread.

See accompanying notes to financial statements.

Hundredfold Select Global Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares			Value
		EXCHANGE TRADED FUNDS - 84.6%
		EQUITY FUND - 84.6%		TOTAL INVESTMENTS - 104.5% (Cost - $21,500,898) ^
177,000		iShares MSCI EAFE Index Fund	$ 9,681,900		$ 22,305,403
27,000		iShares MSCI EAFE Small Cap Index Fund	1,075,140	OTHER LIABILITIES LESS ASSETS - (4.5) %	(968,206)
137,000		iShares MSCI Emerging Markets Index Fund	6,070,470	NET ASSETS - 100.0%	$ 21,337,197
17,000		iShares MSCI Thailand Index Fund	1,219,920
		TOTAL EXCHANGE TRADED FUNDS (Cost - $17,242,925)
			18,047,430

		SHORT-TERM INVESTMENTS - 19.9%
		MONEY MARKET FUND - 19.9%
4,257,973		Fidelity Institutional Money Market Funds - Government Portfolio 0.00% +	4,257,973
		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,257,973)
			4,257,973

	+	Variable rate security; the rate shown represents the rate at February 29, 2012.
	^

Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 817,376
				Unrealized Depreciation:	(12,871)
				Net Unrealized Appreciation:	$ 804,505

See accompanying notes to financial statements.

Hundredfold Select Equity Fund
Schedule of Investments
February 29, 2012 (Unaudited)

Shares		Value	Shares		Value
	COMMON STOCK - 20.5%
	AUTO MANUFACTURERS - 0.6%			METAL FABRICATE/HARDWARE - 0.2%
700	Honda Motor Co. Ltd. - ADR	$ 26,684	500	Timken Co.	$ 26,200
1,000	Tata Motors Ltd. - ADR	27,300
300	Toyota Motor Corp. - ADR	24,813		MINING - 0.3%
		78,797	1,000	Cameco Corp.	24,560
	BANKS - 0.2%		2,500	Sterlite Industries India Ltd. - ADR	24,800
700	ICICI Bank Ltd. - ADR	25,410			49,360
				OIL & GAS - 0.2%
	BIOTECHNOLOGY - 0.1%		200	PetroChina Co. Ltd. - ADR	30,046
500	Gilead Sciences, Inc. *	22,750
				PACKAGING & CONTAINERS - 0.1%
	CHEMICALS - 0.2%		1,200	Sealed Air Corp.	23,556
400	Westlake Chemical Corp.	24,092
				PHARMACEUTICALS - 0.1%
	COMMERCIAL SERVICES - 0.2%		8,200	AVANIR Pharmaceuticals, Inc. *	22,632
600	Capella Education Co. *	23,280
				SEMICONDUCTORS - 2.5%
	COMPUTERS - 5.5%		13,600	Advanced Micro Devices, Inc. *	99,960
200	Apple, Inc. *	108,488	1,200	Cirrus Logic, Inc. *	28,296
5,300	EMC Corp/Massachusetts *	146,757	4,400	Siliconware Precision Industries Co. - ADR	25,388
1,300	International Business Machines Corp.	255,749	1,100	Skyworks Solutions, Inc. *	29,667
5,400	Seagate Technology PLC	141,804	9,600	United Microelectronics Corp. - ADR	26,112
3,600	Western Digital Corp. *	141,300	3,900	Xilinx Inc.	144,027
		794,098			353,450
	ELECTRONICS - 0.5%			SOFTWARE - 5.6%
600	Agilent Technologies, Inc. *	26,172	6,700	Aspen Technology, Inc. *	137,752
1,300	Newport Corp. *	21,736	3,600	BMC Software, Inc. *	134,784
1,000	PerkinElmer, Inc.	27,000	300	Dun & Bradstreet Corp.	24,795
		74,908	7,900	Microsoft Corp.	250,746
	ENTERTAINMENT - 0.2%		2,100	NetSuite, Inc. *	100,170
2,300	Lions Gate Entertainment Corp. *	31,464	2,300	SAP AG - ADR	155,503
					803,750
	HEALTHCARE-PRODUCTS - 0.2%			TELECOMMUNICATIONS - 1.0%
1,500	QIAGEN NV *	22,920	7,200	Cisco Systems, Inc.	143,136

	INTERNET - 1.7%			TOTAL COMMON STOCK (Cost - $2,937,287)	2,948,961
200	Google, Inc. - Cl. A *	123,650
1,900	Rackspace Hosting, Inc. *	99,256		EXCHANGE TRADED FUNDS - 27.2%
1,200	SouFun Holdings Ltd. - ADR	20,028	22,000	Consumer Staples Select Sector SPDR Fund	731,060
		242,934	12,000	Energy Select Sector SPDR Fund	898,560
	IRON/STEEL - 0.1%		41,000	Guggenheim Timber ETF	774,490
2,300	Cia Siderurgica Nacional SA - ADR	23,506	19,000	iShares S&P North American Natural Resources Sector Index Fund
					793,820
	LODGING - 0.4%		36,000	SPDR S&P Homebuilders ETF	725,400
1,200	Intercontinental Hotels Group PLC - ADR	27,384		TOTAL EXCHANGE TRADED FUNDS (Cost - $3,802,525)	3,923,330
1,900	MGM Resorts International *	26,163
		53,547
	MACHINERY-CONSTRUCTION & MINING - 0.4%			SHORT-TERM INVESTMENTS - 54.3%
200	Caterpillar, Inc.	22,842		MONEY MARKET FUND - 54.3%
1,200	Terex Corp. *	30,468	7,839,091	Fidelity Institutional Money Market Funds - Government Portfolio 0.00% +	7,839,091
		53,310
	MACHINERY-DIVERSIFIED - 0.2%			TOTAL SHORT-TERM INVESTMENTS (Cost - $7,839,091)	7,839,091
500	AGCO Corp. *	25,815

See accompanying notes to financial statements.

Hundredfold Select Equity Fund
Schedule of Investments (Continued)
February 29, 2012 (Unaudited)

		TOTAL INVESTMENTS - 102.0% (Cost - $14,578,903) ^			$ 14,711,382
		OTHER LIABILITIES LESS ASSETS - (2.0) %			(291,768)
		NET ASSETS - 100.0%			$ 14,419,614

ADR - American Depositary Receipt
	*	Non-income producing security.
	+	Variable rate security; the rate shown represents the rate at February 29, 2012.
^

Represents cost for financial purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 191,094
				Unrealized Depreciation:	(58,615)
				Net Unrealized Appreciation:	$ 132,479

Hundredfold Select Equity Fund
Futures Contracts

No. of Contracts		Name	Expiration	Notional Value at February 29, 2012	Unrealized Gain/(Loss)
33		DJIA MINI e-CBOT	March-12	$ 2,134,605	$ (4,640)
31		Russell 2000 Mini	March-12	2,504,490	10,300
		TOTAL FUTURES		$ 4,639,095	$ 5,660

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2012 (Unaudited)
	Hundredfold Select Alternative Fund	Hundredfold Select Global Fund	Hundredfold Select Equity Fund
Assets:
Investments securities:
At cost	$81,348,248	$21,500,898	$14,578,903
At value	$83,504,437	$22,305,403	$14,711,382
Cash	5,524,610	609,808	-
Receivables:
For securities sold	304,865	-	2,164,374
For Fund shares sold	-	-	80,000
Deposits at broker for futures	-	-	520,219
Deposit for swaps from Broker	-	11,050	-
Unrealized appreciation on swaps	374,757	-	-
Dividends and interest	313,012	54	4,297
Total assets	90,021,681	22,926,315	17,480,272

Liabilities:
Payables:
Investment securities purchased	-	1,088,011	2,937,282
For fund shares redeemed	292,074	458,736	21,960
Payable to Broker - Swaps	31,654	-	-
Variation margin	-	-	73,760
Accrued investment advisory fees	69,420	17,408	11,425
Accrued operating services fees	31,113	7,703	4,973
Accrued distribution expense	80,277	17,260	11,258
Total liabilities	504,538	1,589,118	3,060,658

Net Assets	$89,517,143	$21,337,197	$14,419,614

Net Assets Consist Of:
Capital stock	85,029,703	43,056,584	17,437,992
Undistributed (Accumulated) net investment income (loss)	217,023	(324,035)	(175,614)
Undistributed (Accumulated) net realized gain (loss)	1,739,471	(22,199,857)	(2,980,903)
Net unrealized appreciation on:
Investments	2,156,189	804,505	132,479
Futures	-	-	5,660
Swaps	374,757	-	-
Total Net Assets	$89,517,143	$21,337,197	$14,419,614

Calculation of Net Assets Value Per Share:
Net assets	$89,517,143	$21,337,197	$14,419,614
Shares outstanding (unlimited shares of beneficial interest
authorized, no par value)	3,856,288	1,209,192	776,904
Net asset value, redemption and offering price per share	$23.21	$17.65	$18.56

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2012 (Unaudited)
	Hundredfold Select Alternative Fund	Hundredfold Select Global Fund	Hundredfold Select Equity Fund
Investment income:
Dividend income	$1,649,216	$-	$20,285
Interest income	473	529	505
Total investment income	1,649,689	529	20,790

Expenses:
Investment advisory fees	337,752	131,470	79,593
Distribution expenses	337,752	131,470	79,593
Operating services fees	156,766	61,624	37,218
Total expenses	832,270	324,564	196,404
Net investment income (loss)	817,419	(324,035)	(175,614)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	983,372	(571,638)	(499,488)
Futures	341,234	(216,270)	(38,070)
Swaps	885,208	(932,572)	85,684
	2,209,814	(1,720,480)	(451,874)

Change in unrealized appreciation (depreciation) on:
Investments	1,968,633	565,277	(43,803)
Futures	-	-	5,660
Swaps	350,287	-	-
	2,318,920	565,277	(38,143)
Net realized and unrealized gain (loss) on investments	4,528,734	(1,155,203)	(490,017)

Net increase (decrease) in net assets resulting from operations	$5,346,153	$(1,479,238)	$(665,631)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Hundredfold Select Alternative Fund		Hundredfold Select Global Fund		Hundredfold Select Equity Fund
	Six Months Ended February 29, 2012	Year Ended August 31, 2011	Six Months Ended February 29, 2012	Year Ended August 31, 2011	Six Months Ended February 29, 2012	Year Ended August 31, 2011
Increase (Decrease) in net assets from:	(Unaudited)		(Unaudited)		(Unaudited)

Operations:
Net investment income (loss)	$817,419	$961,919	$(324,035)	$(617,415)	$(175,614)	$(321,762)
Net realized gain (loss) on investments	2,209,814	2,577,062	(1,720,480)	898,846	(451,874)	763,072
Capital gain distributions from regulated investment companies	-	301,430	-	-	-	-

Change in net unrealized appreciation (depreciation) on investments	2,318,920	(603,580)	565,277	(350,471)	(38,143)	278,829
Net increase (decrease) in net assets resulting from operations	5,346,153	3,236,831	(1,479,238)	(69,040)	(665,631)	720,139

Distributions to shareholders:
Net investment income	(720,582)	(962,759)	-	-	-	-
Net realized gain	(2,349,649)	(1,370,255)	-	-	-	-
Return of capital	-	-			-	-
Total distributions to shareholders	(3,070,231)	(2,333,014)	-	-	-	-

Capital share transactions:
Proceeds from shares sold	33,580,727	22,687,081	292,308	3,075,432	874,703	7,737,353
Net asset value of shares issued in
reinvestment of distributions to shareholders	2,767,692	2,264,880	-	-	-	-
Payments for shares redeemed	(7,191,584)	(12,921,246)	(8,619,640)	(20,884,119)	(3,095,394)	(5,103,274)
Total increase (decrease) in net assets from capital share transactions
	29,156,835	12,030,715	(8,327,332)	(17,808,687)	(2,220,691)	2,634,079

Total increase (decrease) in net assets	31,432,757	12,934,532	(9,806,570)	(17,877,727)	(2,886,322)	3,354,218

Net assets:
Beginning of year/period	58,084,386	45,149,854	31,143,767	49,021,494	17,305,936	13,951,718
End of year/period	$89,517,143	$58,084,386	$21,337,197	$31,143,767	$14,419,614	$17,305,936
Undistributed (Accumulated) net investment
income (loss), end of year/period	$217,023	$161,303	$(324,035)	$-	$(175,614)	$-
	.		.		.

	Hundredfold Select Alternative Fund		Hundredfold Select Global Fund		Hundredfold Select Equity Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	February 29,	August 31,	February 29,	August 31,	February 29,	August 31,
	2012	2011	2012	2011	2012	2011
	(Unaudited)		(Unaudited)		(Unaudited)
	Shares	Shares	Shares	Shares	Shares	Shares
Shares sold	1,480,376	991,596	17,099	150,166	46,380	372,575
Shares issued in reinvestment of distributions	125,187	100,277	-	-	-	-
Shares redeemed	(312,758)	(562,051)	(509,070)	(1,045,717)	(170,146)	(251,746)
Net increase (decrease) in shares	1,292,805	529,822	(491,971)	(895,551)	(123,766)	120,829

See accompanying notes to financial statements.

Financial Highlights

																	Ratios to Average Net Assets
			Net Realized																Net
			and	Net Increase															Investment
	Net Asset	Net	Unrealized	(Decrease)	Dividends		Distributions						Net Asset						Income (Loss)
	Value,	Investment	Gain	in Net Asset	from Net		from		Return				Value,			Net Assets,			After Expense	Portfolio
	Beginning	Income	(Loss) on	Value Resulting	Investment		Realized		of Capital		Total		End	Total		End of Year/	Total	Net	Reimbursement/	Turnover
Year/Period	of Year/Period	(Loss)[1]	Investments	from Operations	Income		Capital Gains		Distribution		Distributions		of Year/Period	Return[2]		Period (,000)	Expenses[3]	Expenses[3]	Recoupment[3]	Rate[4]
Hundredfold Select Alternative Fund
Six Months Ended February 29, 2012	$ 22.66	$ 0.27	$ 1.38	$ 1.65	$ (0.26)		$ (0.84)		$ -		$ (1.10)		$ 23.21	7.32%	[5]	$ 89,517	2.46%	2.46%	2.42%	283%
Year Ended August 31, 2011	22.20	0.41	1.12	1.53	(0.43)		(0.64)		-		(1.07)		22.66	6.95%		58,084	2.55%	2.55%	1.79%	360%
Year ended August 31, 2010	20.36	0.36	2.35	2.71	(0.87)		-		-		(0.87)		22.20	13.51%		45,150	2.55%	2.55%	1.69%	192%
Year ended August 31, 2009	18.33	0.50	2.00	2.50	(0.47)		-		-		(0.47)		20.36	14.09%		28,081	2.67%	2.59%	2.76%	297%
Year ended August 31, 2008	20.02	0.33	(1.58)	(1.25)	(0.43)		(0.01)		-		(0.44)		18.33	(6.38%)		24,990	2.57%	2.57%	1.68%	127%
Year ended August 31, 2007	19.54	0.57	0.76	1.33	(0.85)		-		-		(0.85)		20.02	6.93%		40,757	2.44%	2.44%	2.82%	260%

Hundredfold Select Global Fund
Six Months Ended February 29, 2012	$ 18.31	$ (0.21)	$ (0.45)	$ (0.66)	$ -		$ -		$ -		$ -		$ 17.65	(3.60%)	[5]	$ 21,337	2.48%	2.48%	(2.48%)	892%
Year Ended August 31, 2011	18.88	(0.28)	(0.29)	(0.57)	-		-		-		-		18.31	(3.02%)		31,144	2.55%	2.55%	(1.40%)	1,864%
Year ended August 31, 2010	19.18	(0.06)	(0.24)	(0.30)	-	[6]	-		-		-	[6]	18.88	(1.55%)		49,021	2.55%	2.55%	(0.30%)	1,378%
Year ended August 31, 2009	18.69	(0.02)	0.51	0.49	-	[6]	-	[6]	-	[6]	-	[6]	19.18	2.65%		61,305	2.52%	2.49%	(0.14%)	1,770%
Year ended August 31, 2008	24.73	(0.16)	(1.48)	(1.64)	(0.84)		(3.56)		-		(4.40)		18.69	(8.96%)		79,849	2.38%	2.38%	(0.75%)	2,073%
Year ended August 31, 2007	25.93	(0.03)	2.86	2.83	(0.34)		(3.69)		-		(4.03)		24.73	11.32%		110,764	2.24%	2.24%	(0.12%)	1,259%

Hundredfold Select Equity Fund
Six Months Ended February 29, 2012	$ 19.21	$ (0.20)	$ (0.45)	$ (0.65)	$ -		$ -		$ -		$ -		$ 18.56	(3.38%)	[5]	$ 14,420	2.47%	2.47%	(2.21%)	1,373%
Year Ended August 31, 2011	17.89	(0.39)	1.71	1.32	-		-		-		-		19.21	7.38%	[7]	17,306	2.55%	2.55%	(1.91%)	1,752%
Year ended August 31, 2010	17.79	(0.17)	0.36	0.19	(0.09)		-		-		(0.09)		17.89	1.06%		13,952	2.55%	2.55%	(0.91%)	1,447%
Year ended August 31, 2009	17.90	(0.01)	(0.10)	(0.11)	-		-		-	[6]	-	[6]	17.79	(0.60%)		13,438	2.79%	2.72%	(0.09%)	1,485%
Year ended August 31, 2008	21.24	(0.05)	(1.51)	(1.56)	(0.60)		(1.18)		-		(1.78)		17.90	(8.28%)		16,381	2.63%	2.63%	(0.27%)	1,617%
Year ended August 31, 2007	21.43	(0.03)	1.48	1.45	(0.31)		(1.33)		-		(1.64)		21.24	6.91%		32,858	2.40%	2.40%	(0.14%)	1,347%

[1] Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[2] All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[3] Annualized.

[4]  Portfolio turnover is calculated without regard to short-term securities having a maturity of  less than one year.  Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.  The Fund's aggressive to take advantage of anticipated changes in market conditions.
[5] Not Annualized.
[6] Amount is less than $0.01 per share.
[7] The Adviser made a contribution due to trade error. If the contribution had not been made, the total return would have been 7.38%.

See accompanying notes to financial statements.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

1.

ORGANIZATION

The Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund (each a “Fund”, and together the “Funds”) is a diversified series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Trust”) organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each Fund offers one class of shares:  Service Class shares.

As of the close of business on September 30, 2011, pursuant to an Agreement and Plan of Reorganization (“Reorganization”)  previously approved by the Fund’s Board of Trustees, all of the assets, subject to the liabilities, of Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund were transferred to Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, and Hundredfold Select Equity Fund, respectively, in exchange for corresponding class of shares of beneficial interest of equal value. The Reorganization was a tax-free event for both the Funds and the Predecessor Funds and their respective shareholders.

The Hundredfold Select Alternative Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis, by investing primarily in any combination of equity and fixed-income securities based on market conditions, trends and expectations. The Hundredfold Select Global Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis by attempting to anticipate, and respond to, trends in markets in various countries and regions around the world. The Fund will invest directly in developed and emerging market countries in Europe, the Far East, the Middle East, Africa, Australia and Latin America. The Hundredfold Select Equity Fund seeks a high total rate of return (income from short-term trading plus capital appreciation) on an annual basis by investing at least 80% in equity securities or derivatives of such securities.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its consolidated financial statements. The policies are in conformity with generally accepted accounting principles accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period ended. Actual results could differ from those estimates.

a) Investment Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Financial futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Option contracts listed on a securities exchange or board of trade (not including Index options) for which market quotations are readily available shall be valued at the last reported sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available.  If market quotations are not readily available or if the Advisors Preferred, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (“Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

The Funds utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2012 for each Fund’s assets and liabilities measured at fair value:

Hundredfold Select Alternative Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 78,297,323	$ -	$ -	$ 78,297,323
Short-Term Investments	5,207,114	-	-	5,207,114
Total Investments	$ 83,504,437	$ -	$ -	$ 83,504,437
Derivative
Credit Default Swaps	$ -	$ 380,056	$ -	$ 380,056
Long Equity Swaps	-	(5,299)	-	(5,299)
Derivative Total	-	374,757	-	374,757
Total	$ 83,504,437	$ 374,757	$ -	$ 83,879,194

Hundredfold Select Global Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 18,047,430	$ -	$ -	$ 18,047,430
Short-Term Investments	4,257,973	-	-	4,257,973
Total Investments	$ 22,305,403	$ -	$ -	$ 22,305,403

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

Hundredfold Select Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$ 2,948,961	$ -	$ -	$ 2,948,961
Exchange Traded Funds	$ 3,923,330	$ -	$ -	$ 3,923,330
Short-Term Investments	7,839,091	-	-	7,839,091
Total Investments	$ 14,711,382	$ -	$ -	$ 14,711,382
Derivative
Futures *	$ 10,300	$ -	$ -	$ 10,300
Derivative Total	10,300	-	-	10,300
Total	$ 14,721,682	$ -	$ -	$ 14,721,682
Liabilities
Derivatives
Futures *	$ (4,640)	$ -	$ -	$ (4,640)
Derivative Total	$ (4,640)	$ -	$ -	$ (4,640)

* Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Funds did not hold any Level 3 securities during the six months ended.

There were no transfers into or out of Level 1 and Level 2 during the current six months presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).  Most equity swap agreements entered into by the Funds calculate the obligations of the parties on a “net basis”.  Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party.  The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities.  The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts.  Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount.  However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest.  Payments may be made at the conclusion of the contract or periodically during its term.  Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security).  The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap.  However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest.  These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Funds will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor.  The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts.  A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and options on futures contracts.

e) Risks of Investing in Foreign Securities – The Hundredfold Select Global and the Hundredfold Select Equity Funds may invest in foreign securities.  Investments in foreign securities involve greater risks than investing in domestic securities.  As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general.  The risk of political or social upheaval is greater in emerging markets.  In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, and a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

f) Security Transactions and related Income – Investment transactions are recorded on the trade date.  The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis.

g) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income.  No provision for federal income taxes has been made.

The Funds recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2009-2011 or expected to be taken in each Fund’s 2012 tax return. The Funds identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

h) Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of each Fund.

i) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j) Indemnifications – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

During the year ended February 29, 2012, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Hundredfold Select	Hundredfold Select	Hundredfold Select
	Alternative Fund	Global Fund	Equity Fund
Purchases	$ 185,912,595	$ 107,824,837	$ 78,126,444
Sales	143,428,366	97,872,602	75,216,885

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective.  For additional discussion on the risks associated with derivative instruments refer to Note 2.  As of February 29, 2012, the Funds were invested in futures contracts and equity and interest rate swap contracts.

At February 29, 2012, the fair value of derivatives instruments were as follows:
Asset derivatives[1]
		Equity risk	Credit risk	Total
Hundredfold Select Alternative Fund	Swap contracts	268,649	106,108	374,757
	Total	268,649	106,108	374,757
Hundredfold Select Equity Fund	Futures	5,660	-	5,660
	Total	$ 5,660	$ -	$ 5,660
1 Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

Transactions in derivative instruments during the six months ended February 29, 2012, were as follows:

		Foreign exchange risk	Equity risk	Credit risk	Commodity risk	Total
Hundredfold Select Alternative Fund	Realized gain (loss)[1]
	Futures contracts	$ 96,683	$ 141,322	$ -	$ 103,229	$ 341,234
	Swap contracts	(13,107)	358,927	539,388	-	885,208
	Total realized gain (loss)		$ 500,249	$ 539,388	$ 103,229	$ 1,226,442
Change in unrealized appreciation (depreciation)[2]
	Swap contracts	(24,470)	-	(5,299)	380,056	350,287
	Total change in unrealized appreciation (depreciation)	$ (24,470)	$ -	$ (5,299)	$ 380,056	$ 350,287

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

At February 29, 2012, the fair value of derivatives instruments were as follows:
		Foreign exchange risk	Credit risk	Equity risk	Total
Hundredfold Select Global Fund	Realized gain (loss)[1]
	Futures contracts	$ (133,325)	$ -	$ (82,945)	$ (216,270)
	Swap contracts	-	-	(932,572)	(932,572)
	Total realized gain (loss)	$ (133,325)	$ -	$ (1,015,517)	$ (1,148,842)
Hundredfold Select Equity Fund	Realized gain (loss)[1]
	Futures contracts	$ 23,537	$ -	$ (61,607)	$ (38,070)
	Swap contracts	-	-	85,684	85,684
	Total realized gain (loss)	$ 23,537	$ -	$ 24,077	$ 47,614
Change in unrealized appreciation (depreciation)[2]
	Futures contracts	$ -	$ -	$ 5,660	$ 5,660
	Total change in unrealized appreciation (depreciation)	$ -	$ -	$ 5,660	$ 5,660

1  Statement of Operations location:  Net unrealized gain (loss) on futures and swaps.

2  Statement of Operations location:  Change in unrealized appreciation (depreciation) on futures and swaps.

The derivative instruments outstanding as of February 29, 2012 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

4.

INVESTMENT ADVISORY AND OTHER AGREEMENTS

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Advisors Preferred, LLC (“Advisor”), serves as investment advisor to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Investment Advisory Agreement:  Each Fund has entered into an investment advisory agreement with the Advisor.  The Advisor receives a fee, computed daily and payable monthly and applied to each Fund’s average daily net assets at an annual rate of 1.00%. In addition, the Advisor has entered into sub-advisory agreement with Hundredfold Advisors, LLC (“Sub-Advisor”) whereby the Sub-Advisor will direct investment activities of each Fund.  The Sub-Advisor is paid by the Advisor not the Fund.

Fund Services Agreement:  The Funds have entered into an Fund Services Agreement (the “Agreement”) with the GFS.  Each Fund shall pay to GFS 45 basis points (0.45%) on assets up to $100 million, 40 basis points (0.40%) on assets $100 million to $250 million, 35 basis points (0.35%) on assets from $250 million to $500 million and 30 basis points (0.30%) on assets greater than $500 million.  Basis point fees will be calculated based upon the average net assets of each Fund for the previous month. The fee shall cover all customary operational services of each Fund, including Fund Accounting, Fund Administration, Transfer Agency, routine legal fees, routine audit fees, services of a chief compliance officer, custody fees, blue sky registration fees, insurance premiums (bond and directors and officers errors and omissions), printing of prospectuses and shareholder reports and general Trust expenses associated with meetings, regulatory filings and reporting.  Prior to October 1, 2012 Rafferty Asset Management, LLC received a monthly fee of .55% for performing these services.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 1.00% of its average daily net assets paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of each Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  The Distributor is an affiliate of the Advisor.

During the period ended February 29, 2012, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, Hundredfold Select Equity Fund and received $9,107, $40,326 and $33,050, respectively, in trade commissions.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, pension or retirement plan

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the Funds during the years ended August 31, 2011 and August 31, 2010 were as follows:

	Hundredfold Select
	Alternative Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2011	2010	2011	2010	2011	2010
Distributions paid from:
Ordinary Income	$ 2,302,936	$ 1,362,145	$ -	$ -	$ -	$ -
Long-Term Capital Gains	30,078	-	-	-	-	-
Return of Capital	-	-	-	8,295	-	68,651
Total Distributions paid	$ 2,333,014	$ 1,362,145	$ -	$ 8,295	$ -	$ 68,651

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2011. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2011, the components of distributable earnings of the Funds on a tax basis were as follows:

	Hundredfold Select	Hundredfold Select	Hundredfold Select
	Alternative Fund	Global Fund	Equity Fund

Tax cost of investments	$ 32,758,432	$ 10,126,677	$ 5,151,147

Gross unrealized appreciation	330,125	239,229	176,282
Gross unrealized depreciation	(227,468)	(713,006)	(821,406)

Net unrealized appreciation/(depreciation)	$ 102,657	$ (473,777)	$ (645,124)

Undistributed ordinary income	1,712,594	-	-
Undistributed long-term capital gain	374,052	-	-
Total distributable earnings	2,086,646	-	-

Other accumulated gain/(loss)	22,215	(19,766,372)	(1,707,623)

Total accumulated earnings/(loss)	$ 2,211,518	$ (20,240,149)	$ (2,352,747)

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for net investment income and realized gain and losses under GAAP and tax reporting:

	Net Investment	Realized	Capital
	Income (Loss)	Gain (Loss)	Stock
Hundredfold Select Alternative Fund	$ 121,026	$ (637,839)	$ 516,813
Hundredfold Select Global Fund	617,415	-	(617,415)
Hundredfold Select Equity Fund	321,762	(2,219)	(319,543)

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31.  In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2011.

At August 31, 2011, the Spectrum Global Perspective Fund and the Spectrum Equity Opportunity Fund deferred, on a tax basis, $1,673,479 and $193,894 of post-October losses, respectively.

At August 31, 2011, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2017	8/31/2018	Total
Hundredfold Select Alternative Fund	$ -	$ -	$ -
Hundredfold Select Global Fund	13,694,998	1,648,038	15,343,036
Hundredfold Select Equity Fund	1,468,317	-	1,468,317

Capital Loss Utilized:	8/31/2011
Hundredfold Select Global Fund	$ 1,293,715
Hundredfold Select Equity Fund	1,788,548

To the extent the Funds realize future net capital gains; those gains will be offset by any unused capital loss carryover.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for each Fund’s fiscal year ending August 31, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on each Fund, if any, will be included in the August 31, 2012 annual report.

6.

NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Hundredfold Funds
NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)(Continued)

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7.

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Hundredfold Select Equity Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds - Government Portfolio.  The Hundredfold Select Equity Fund may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Hundredfold Select Equity Fund may be directly affected by the performance of the Fidelity Institutional Money Market Funds - Government Portfolio.  The financial statements of the Fidelity Institutional Money Market Funds - Government Portfolio, including the portfolio of investments, can be found at the Funds website, www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of February 29, 2012, the percentage of Hundredfold Select Equity Fund’s net assets invested in the Fidelity Institutional Money Market Funds - Government Portfolio was 54.3%.

8.

 SUBSEQUENT EVENT

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Expense Example Table
February 29, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period September 1, 2011 – February 29, 2012.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading  “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio[1]	September 1, 2011	February 29, 2012	Period[2]

Hundredfold Select Alternative Fund
Based on actual fund return	2.46%	$1,000.00	$1,073.20	$12.70
Based on hypothetical 5% return	2.46%	1,000.00	1,012.61	12.33
Hundredfold Select Global Fund
Based on actual fund return	2.48%	1,000.00	964.50	12.09
Based on hypothetical 5% return	2.48%	1,000.00	1,012.55	12.39
Hundredfold Select Equity Fund
Based on actual fund return	2.47%	1,000.00	966.20	12.08
Based on hypothetical 5% return	2.47%	1,000.00	1,012.58	12.36

[1]	Annualized
[2]

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), then divided by the number of days in the fiscal year 366.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an Organizational meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 17, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund (each a “Fund’ and collectively the “Funds”), each a series of Trust, and Advisors Preferred LLC (“Advisors Preferred” or the “Adviser”).  The Board further considered the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Advisors Preferred and Hundredfold Advisors, LLC (“Hundredfold” or “Sub-Adviser”) with respect to the Funds.

In advance of the May 17, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Investment Advisory Agreement and the Sub-Advisory Agreement and comparative information relating to the advisory fees and other expenses of the Fund.  The materials also included detailed comparative information regarding the Predecessor Fund’s performance, due diligence materials relating to the Adviser and the Sub-Adviser (including due diligence questionnaires completed by the Adviser and the Sub-Adviser, the Adviser’s and Sub-Adviser’s Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s and the Sub-Adviser’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser and the Sub-Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the Funds.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Advisors Preferred related to the proposed Investment Advisory Agreement with the Trust, including Advisors Preferred’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that would perform services for the Funds, including the team of individuals that primarily monitor and execute the investment process.  The Board discussed the extent of Advisors Preferred’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered the Adviser’s specific responsibilities in all aspects of the management of the Funds.  The Board considered the fact that the Adviser had chosen the Fund’s investment strategy and had selected the Sub-Adviser to make the day-to-day investment decisions for the Funds.  In addition, the Board noted that the Sub-Adviser would be subject to continuous review and ongoing oversight by the Adviser’s compliance staff, and their hiring, termination or replacement would be based on the Adviser’s recommendations, subject to the Board’s approval. Additionally, the Board received satisfactory responses from representatives of Advisors Preferred with respect to a series of important questions, including: whether Advisors Preferred was involved in any lawsuits or pending regulatory actions; whether Advisors Preferred management of other accounts would conflict with its management of the Fund; and whether Advisors Preferred has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Advisors Preferred of its practices for monitoring compliance with the Funds’ investment limitations, noting that Advisors Preferred’s CCO periodically reviews the portfolio manager’s performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of Advisors Preferred based on financial information provided by Advisors Preferred and discussions with Advisors Preferred and concluded that Advisors Preferred was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Funds.  The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by the Adviser through the Sub-Adviser, the Board, including the Independent Trustees, considered the past performance of the Predecessor Funds and the Sub-Adviser.  The Board concluded that the performance obtained by the Sub-Adviser, as well as the overall performance of the Predecessor Funds under the management of the Sub-adviser, was satisfactory.

            Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by the Adviser with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Funds, which stated that the Adviser had agreed to waive or limit its management fee and/or reimburse expenses at least until December 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Funds, the fees to be charged by the Adviser were reasonable.  The Board concluded that the advisory fees and expense cap for the Funds were reasonable because the Adviser is responsible for the sub-advisory fee payable to the Sub-Adviser out of the Adviser’s contractual advisory fee paid to it by the Funds.  In addition, the Board considered that the Adviser would be responsible for monitoring the Sub-Adviser for the Fund.  In so doing, the Adviser would commit substantial financial and other resources to the management of the Fund.

Profitability.  The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser.  Additionally, while the Board noted that the Adviser would not receive any other compensation from the Funds except for the advisory fee earned pursuant to the Advisory Agreement, the Trustees did note that Ceros Financial, an affiliate of the Adviser, would serve as the Funds’ distributor and would receive compensation for such services.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Funds, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Funds were not excessive.

Economies of Scale. As to the extent to which the Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Funds, the Adviser’s expectations for growth of the Funds, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Funds and its shareholders.

The Board then reviewed the Sub-Advisory Agreement.  In addition to the materials described above, the Trustees reviewed: (i) the nature and quality of the investment advisory services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of the Sub-Adviser; (iii) the performance history of the Sub-Adviser with respect to assets allocated to them by the predecessor adviser for the Predecessor Fund; and (iv) the Sub-Adviser’s financial condition, history of operations and ownership structure.  In considering the Sub-Advisory Agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by the Sub-Adviser, the Board noted the experience of the portfolio management and research personnel of the Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board discussed the financial condition of the Sub-Adviser and reviewed supporting materials.  The Board reviewed the presentation materials prepared by the Sub-Adviser describing their investment process.  The Board discussed the Sub-Adviser’s compliance structure and broker selection process.  The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the Funds were satisfactory.

Performance. The Board, including the Independent Trustees, considered the Predecessor Fund’s performance. The Board concluded that the performance obtained by the Sub-Adviser for the Predecessor Fund was satisfactory.  Although past performance is not a guarantee or indication of future results, the Board determined that the Funds and its shareholders were likely to benefit from the Sub-Adviser’s management of the Funds’ portfolio.

Fees, Expenses and Profitability.  As to the costs of the services to be provided and profits to be realized by the Sub-Adviser, the Board discussed the proposed sub-advisory fee of the Sub-Adviser.  The Board considered that the Sub-Adviser is to be paid by the Adviser out of its advisory fees and not by the Funds.  The Adviser confirmed to the Board that the sub-advisory fee to be paid to the Sub-Adviser was reasonable in light of the anticipated quality of the services to be performed by it.  The Trustees also believed, based on information that the Adviser provided that the Sub-Advisory Agreement has been negotiated at arm’s-length between the Adviser and the Sub-Adviser. As to profitability, the Trustees discussed the total fees previously paid, and expected to be paid to the Sub-Adviser based on the Predecessor Funds’ current assets, and noted that the Sub-Adviser will receive no other compensation from the Funds or the Adviser except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement.  The Trustees, however, did note that Spectrum Financial, an affiliate of the Sub-adviser, would receive Rule 12b-1 fees from the Funds for the provision of shareholder services.  As to the costs of the services to be provided, and profits to be realized by each, the Trustees reviewed profitability analyses that were provided. However, because all sub-advisory fees will be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the respective sub-advisory fees. Consequently, the Board did not consider the costs of services provided by the Sub-Advisor or their profitability to be significant factors.  Based on all these factors, the Board concluded that the sub-advisory fee to be paid under the Sub-Advisory Agreement were reasonable in light of the services to be provided thereunder.

Economies of Scale Since the sub-advisory fee is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Funds’ assets increase.

Conclusion.  The Board considered all of the foregoing factors.  In considering the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances, including the recommendation of the Adviser with respect to the Sub-Adviser.  Based on this review and recommendation, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, unanimously concluded with respect to the Sub-Adviser, with respect to the Sub-Advisory Agreement, that (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the  sub-advisory fee is reasonable and does not result in duplicative fees charged to shareholders; and (c) the Sub-Advisory Agreement is in the best interests of the Funds and its shareholders.

Shareholder Meeting

The Board of Trustees of the Direxion Funds  (the “Predecessor Trust”) held a Special Meeting of the Shareholders of the Spectrum Select Alternative Fund, Spectrum Global Perspective Fund and Spectrum Equity Opportunity Fund  (the “Predecessor Funds”), each a series of the Predecessor Trust, on September 30, 2011 for the purpose of approving an Agreement and Plan of Reorganization dated September 23, 2011 by and among the Predecessor Trust, on behalf of each of the Predecessor Funds, Northern Lights Fund Trust II (the “Trust”), on behalf of each of its newly created series the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund and Hundredfold Select Equity Fund (the “Funds”), Advisors Preferred, LLC, the investment advisor to the Funds (the “Adviser”) and Gemini Fund Services, LLC (“Gemini”)  regarding the proposed reorganization of the Predecessor Funds with and into the Funds (the “Plan of Reorganization”).  Under the Plan of Reorganization, the Predecessor Funds would transfer all of their assets and liabilities to the Funds, in exchange for a number of Fund shares equivalent in class, number and value to shares of the Predecessor Funds outstanding immediately prior to the closing date, followed by a distribution of those shares to Acquired Fund shareholders so that each Service Class Predecessor Funds’ shareholders would receive Service Class shares of the respective Fund equivalent to the number of Predecessor Funds’ shares held by such shareholder on June 30, 2011.

At the close of business June 30, 2011, the record date for the Special Meeting of Shareholders, there were outstanding 918,830.525 Service shares of the Spectrum Equity Opportunity Fund, 1,889,389.756 Service shares of the Spectrum Global Perspective Fund and 2,505,268.793 Service shares of the Spectrum Select Alternative Fund.  Accordingly, shares represented in person and by proxy at the Special Meeting equaled 52.212%, 54.007% and 54.036%, respectively, and therefore, a quorum was present for each Predecessor Fund.

With respect to approval of the Plan of Reorganization the following votes were cast:

Spectrum Equity Opportunity Fund

For Approval: 461,264.038 shares voted

Against Approval: 594.090 shares voted

Abstained: 17,888.244 shares voted

Spectrum Global Perspective Fund

For Approval: 988,166.102 shares voted

Against Approval: 10,815.860 shares voted

Abstained: 21,424.423 shares voted

Spectrum Select Alternative Fund

For Approval: 1,305,856.874 shares voted

Against Approval: 14,428.800 shares voted

Abstained: 33,464.182 shares voted

PRIVACY POLICY

 Funds Hundredfold Funds

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how each Fund’s voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-582-8006 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-582-8006.

INVESTMENT ADVISOR

Advisors Preferred, LLC

1445 Research Boulevard, #530

Rockville, MD 20850

SUB-ADVISER

Hundredfold Advisors, LLC

2940 N. Lynnhaven Road, Suite 210A

Virginia Beach, VA 23452

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Alston & Bird, LLP

950 F Street NW

Washington, DC 20004

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

5/9/12